Share Capital and Capital Surplus - Changes in Issued Common Stock (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Shares issued beginning balance	84,571,230	87,186,835
Retirement of treasury shares		(2,615,605)
Shares issued ending balance	84,571,230	84,571,230
Treasury shares beginning balance	(8,722,053)	(11,561,263)
Disposal of treasury shares	27,030	223,605
Retirement of treasury shares		2,615,605
Treasury shares ending balance	(8,695,023)	(8,722,053)
Number of outstanding shares beginning balance	75,849,177	75,625,572
Disposal of treasury shares	27,030	223,605
Number of outstanding shares ending balance	75,876,207	75,849,177